Long-Term Trade And Unbilled Receivables And Contract Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Trade and unbilled receivables	$ 71,763	$ 130,901
Less - allowance for credit loss	294,104	244,574
Accounts Receivable, Allowance for Credit Loss, Noncurrent	(1,148)	(1,421)
Long-term trade and unbilled receivables and contract assets	$ 364,719	$ 374,054